Label		Element	Value
Hodges Blue Chip 25 Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Hodges Blue Chip 25 Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Hodges Blue Chip 25 Fund (the “Blue Chip 25 Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip 25 Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Blue Chip 25 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip 25 Fund’s performance.  During the most recent fiscal year, the Blue Chip 25 Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Blue Chip 25 Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Blue Chip 25 Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Blue Chip 25 Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities.  The Blue Chip 25 Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Fund will generally hold 25 positions, although from time to time, the Fund may hold as few as 20 and as many as 30 positions depending on market conditions. The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  In addition, the Fund may invest in U.S. government securities and money market funds.  While the Blue Chip 25 Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.

The Advisor will consider selling a security in the Blue Chip 25 Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Fund’s portfolio turnover may vary depending on market conditions in any given year.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Blue Chip 25 Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Blue Chip 25 Fund may seek to hedge investments or realize additional gains through short sales.  Because the Blue Chip 25 Fund may short positions it does not own, potential losses to the Blue Chip 25 Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Blue Chip 25 Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Blue Chip 25 Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Blue Chip 25 Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund.  The bar chart below illustrates how shares of the Blue Chip 25 Fund’s total returns have varied from year to year.  The table below illustrates how the Blue Chip 25 Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Blue Chip 25 Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.hodgesfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Blue Chip 25 Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Hodges Blue Chip 25 Fund Calendar Year Total Returns as of December 31 Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Blue Chip 25 Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2015 was 1.77%.
Highest Quarterly Return:	4Q, 2013	12.30%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.77%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.30%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(12.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The Blue Chip 25 Fund commenced operations on September 10, 2009.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2014
Hodges Blue Chip 25 Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.24%
Average Annual Returns, 5 Year		rr_AverageAnnualReturnYear05	15.64%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	16.26%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 10, 2009
Hodges Blue Chip 25 Fund | Retail Class
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement/Recoupment		rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	[1]	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,936
Annual Return 2010		rr_AnnualReturn2010	7.18%
Annual Return 2011		rr_AnnualReturn2011	0.08%
Annual Return 2012		rr_AnnualReturn2012	12.66%
Annual Return 2013		rr_AnnualReturn2013	40.21%
Annual Return 2014		rr_AnnualReturn2014	4.57%
Label		rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.57%
Average Annual Returns, 5 Year		rr_AverageAnnualReturnYear05	12.12%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.35%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 10, 2009
Hodges Blue Chip 25 Fund | Retail Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.24%
Average Annual Returns, 5 Year		rr_AverageAnnualReturnYear05	10.99%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.28%
Hodges Blue Chip 25 Fund | Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.47%
Average Annual Returns, 5 Year		rr_AverageAnnualReturnYear05	9.60%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	9.82%

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Blue Chip 25 Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Blue Chip 25 Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2016 . The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.